OTHER LIABILITIES (Details) - Schedule of Operating Lease Commitments - GBP (£) £ in Millions	Dec. 31, 2019	Dec. 31, 2018
OTHER LIABILITIES (Details) - Schedule of Operating Lease Commitments [Line Items]
Lease liabilities	£ 1,844	£ 46
Not later than one year [member]
OTHER LIABILITIES (Details) - Schedule of Operating Lease Commitments [Line Items]
Lease liabilities	241	10
Later than one year and not later than two years [member]
OTHER LIABILITIES (Details) - Schedule of Operating Lease Commitments [Line Items]
Lease liabilities	222	9
Later than two years and not later than three years [member]
OTHER LIABILITIES (Details) - Schedule of Operating Lease Commitments [Line Items]
Lease liabilities	207	7
Later than three years and not later than four years [member]
OTHER LIABILITIES (Details) - Schedule of Operating Lease Commitments [Line Items]
Lease liabilities	170	6
Later than four years and not later than five years [member]
OTHER LIABILITIES (Details) - Schedule of Operating Lease Commitments [Line Items]
Lease liabilities	145	2
Later than five years [member]
OTHER LIABILITIES (Details) - Schedule of Operating Lease Commitments [Line Items]
Lease liabilities	£ 859	£ 12